Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Interest rate swaps-liability position, at fair value	$ 15,314	$ 52,117
Forward contracts - liability position	85	0
Forward contracts - asset position	$ 0	$ 352